GROUP BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 1,455	$ 1,513
Goodwill	3,031	2,989
Intangible assets	1,236	1,398
Investments	12	10
Investments in associates	46	188
Other non-current assets	12	15
Retirement benefit assets	141	182
Deferred tax assets	177	201
Total non current assets	6,110	6,496
Current assets
Inventories	2,205	1,844
Trade and other receivables	1,264	1,184
Current tax receivable	37	106
Cash at bank	350	1,290
Total current assets	3,856	4,424
Total assets	9,966	10,920
Equity attributable to owners of the Company
Share capital	175	177
Share premium	615	614
Capital redemption reserve	20	18
Treasury shares	(118)	(120)
Other reserves	(459)	(346)
Retained earnings	5,026	5,225
Total equity	5,259	5,568
Non-current liabilities
Long-term borrowings and lease liabilities	2,712	2,848
Retirement benefit obligations	70	127
Other payables	90	67
Provisions	84	35
Deferred tax liabilities	36	144
Total non-current liabilities	2,992	3,221
Current liabilities
Bank overdrafts, borrowings, loans and lease liabilities	160	491
Trade and other payables	1,098	1,096
Provisions	243	322
Current tax payable	214	222
Total current liabilities	1,715	2,131
Total liabilities	4,707	5,352
Total equity and liabilities	$ 9,966	$ 10,920